Document and Entity Information	Dec. 09, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-38944
Entity Registrant Name	AKERO THERAPEUTICS, INC.
Entity Central Index Key	0001744659
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-5266573
Entity Address, Address Line One	601 Gateway Boulevard, Suite 350
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	487-6488
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	AKRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false